MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

FIRST QUARTER REPORT

MORGAN STANLEY
INVESTMENT MANAGEMENT

Morgan Stanley Asia-Pacific Fund, Inc.

March  31, 2001

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2001, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -7.21% compared to -7.38% for its benchmark (described below). For the period from the Fund's commencement of operations on August 2, 1994 through March 31, 2001, the Fund's total return, based on net asset value per share, was -13.41% compared with -33.38% for the benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan, with each index weighted equally. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $7.78, representing a 22.5% discount to the Fund's net asset value per share.

MARKET OVERVIEW

The year 2001 started strongly for most Asia Pacific ex Japan markets but gave up all the gains in the next two months to end in negative territory by the end of the first quarter. Despite this, most of these markets performed well relative to global markets and other developing markets. Taiwan, Korea, and China B-share markets have done relatively well year-to-date. While Asian markets continue to trade off of developments in the U.S. and especially the direction of the NASDAQ, we have seen some de-coupling away from the U.S. markets. While valuations in the U.S. technology sector still look extended despite the NASDAQ's 60% fall from its high, Asian growth stocks were looking very oversold and undervalued at the end of 2000. A number of leading large cap stocks were trading at historic lows on asset based valuations. In addition, domestic retail investors have been coming back to the Taiwan and Korean markets as interest rates continue to fall.

Our portfolio strategy for Asia Pacific ex Japan at this point is to build a stronger core portfolio which may outperform over the next 12-18 months. We have taken advantage of the rally in January 2001 to reduce our weightings in telecom and technology stocks in Asia, especially in areas where prices have run ahead of fundamentals, and in less liquid or second tier names. While we are still overweight the information technology sector and continue to like the long-term growth prospects for our top holdings, we think that the inventory cycle adjustment for IT products will take another two quarters to clear out.

The first quarter of 2001 was marked by a highly volatile environment with many external and internal factors affecting Japanese share prices. Japanese equities, however, which had already been "priced to disaster," ended the first quarter as the best performing large asset class in world equity markets. The implications of policy changes to execute structural reform will be monitored by investors and drive the markets until the elections this summer. We believe the Japanese portion of the Fund is well positioned to benefit from the weakness of the yen with our blue chip holdings and our positions in deep value and economic sensitive sectors which may be rewarded as Japan adopts mark-to-market accounting.

OTHER DEVELOPMENTS

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2001, there were no repurchases of Fund shares. From the inception of the program through March 31, 2001, the Fund has repurchased 14,225,634 of its shares at an average discount of 20.72% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On March 29, 2001, the Fund completed a tender offer for its shares. The Fund accepted 14,357,219 shares for payment which represented 25% of the Fund's outstanding shares. Payment was made on April 9, 2001 at a price of $9.48 per share, representing 95% of the NAV per share of the Fund on March 29, 2001.

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley Asia-Pacific Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,
/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR
April 2001

Morgan Stanley Asia-Pacific Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)


HISTORICAL
INFORMATION                                                                TOTAL RETURN (%)
                                           -------------------------------------------------------------------------
                                              MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                           ----------------------- ------------------------ ------------------------
                                                         AVERAGE                  AVERAGE                  AVERAGE
                                            CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                                           ------------- --------- ------------- ---------- ------------- ----------
                          YEAR TO DATE           -10.45%        --        -7.21%         --        -7.38%         --
                          ONE YEAR                -26.72   -26.72%        -33.35    -33.35%        -34.31    -34.31%
                          FIVE YEAR               -28.65     -6.53        -19.75      -4.31        -34.51      -8.12
                          SINCE INCEPTION*        -32.90     -5.81        -13.41      -2.14        -33.38      -5.92

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

RETURNS AND PER SHARE INFORMATION

[CHART]


                                                  YEAR ENDED DECEMBER 31,                                               THREE MONTHS
                                                                                                                           ENDED
                                                                                                                          MARCH 31,
                                          1994*        1995        1996         1997         1998       1999       2000     2001
                                         -------      ------     ------       ------       ------      ------     ------   -------
Net Asset Value Per Share                $13.20       $14.34     $11.95        $8.77        $8.73      $15.26     $10.82   $10.04
Market Value Per Share                   $12.25       $13.33      $9.75        $7.44        $7.00      $11.81      $8.69   $ 7.78
Premium/(Discount)                         -7.2%        -7.0%     -18.4%       -15.2%       -19.8%      -22.6%     -19.7%   -22.5%
Income Dividends                         $ 0.04       $ 0.05     $ 0.61        $0.02        $0.01      $ 0.04     $ 0.22       --
Capital Gains Distributions              $ 0.01       $ 0.02         --           --           --         --          --       --
Fund Total Return (2)                     -5.94%        9.24%     -2.87%+     -26.36%       -0.34%      75.39%    -27.37%   -7.21%
Index Total Return (3)                    -5.24%        2.88%     -3.63%      -29.55%       -0.30%      54.79%    -29.59%   -7.38%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3)  The benchmark for investment performance is comprised of two Morgan
     Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan with each index weighted equally.
 *   The Fund commenced operations on August 2, 1994.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.

   FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

Morgan Stanley Asia-Pacific Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)

ALLOCATION OF TOTAL INVESTMENTS

[CHART]


Equity Securities         (79.8%)
Short-Term Investments    (20.2%)

INDUSTRIES

[CHART]


Banks                                 (7.0%)
Computers & Peripherals               (6.7%)
Electronic Equipment & Instruments    (6.6%)
Semiconductor Equipment & Products    (6.4%)
Household Durables                    (6.1%)
Machinery                             (5.9%)
Diversified Financials                (5.5%)
Real Estate                           (4.6%)
Pharmaceuticals                       (4.4%)
Wireless Telecommunication Services   (4.3%)
Other                                (42.5%)

COUNTRY WEIGHTINGS

[CHART]


Other                (-3.3%)
Japan                (50.4%)
China / Hong Kong    (14.3%)
Taiwan                (8.7%)
South Korea           (8.2%)
Australia             (7.5%)
Singapore             (6.6%)
India                 (5.0%)
Malaysia              (1.6%)
Thailand              (0.9%)
United Kingdom        (0.1%)

TEN LARGEST HOLDINGS*


                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
1.Hutchison Whampoa Ltd. (China / Hong Kong)          3.3%
2.Samsung Electronics Co., Ltd. (South Korea)         2.9
3.Sony Corp. (Japan)                                  1.8
4.Nintendo Co., Ltd. (Japan)                          1.8
5.Taiwan Semiconductor Manfacturing Co.,              1.7
    Ltd.(Taiwan)
6. NEC Corp. (Japan)                                  1.7
7. Matsushita Electric Industrial Co., Ltd.           1.6
     (Japan)
8. Hitachi Ltd. (Japan)                               1.6
9. Fujitsu Ltd. (Japan)                               1.6
10.China Mobile (Hong Kong) Ltd.                      1.5
                                                     -----
                                                     19.5%
                                                     -----
                                                     -----

* Excludes short-term investments.


INVESTMENTS (UNAUDITED)
MARCH 31, 2001

                                                                           SHARES               VALUE
                                                                                                (000)
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (102.4%)
(UNLESS OTHERWISE NOTED)
-------------------------------------------------------------------------------------------------------
AUSTRALIA (7.5%)
AIRLINES
   Qantas Airlines Ltd.                                                    669,500      U.S.$     794
                                                                                        ---------------
BANKS
   Commonwealth Bank of Australia                                           98,450              1,375
   National Australia Bank Ltd.                                            215,000              3,002
   Westpac Banking Corp., Ltd.                                             287,150              1,774
                                                                                        ---------------
                                                                                                6,151
                                                                                        ---------------
BEVERAGES
   Foster's Brewing Group Ltd.                                             651,950              1,639
                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES
   Brambles Industries Ltd.                                                 84,950              1,819
                                                                                        ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Davnet Ltd.                                                             867,700                115
   Macquarie Corporate Telecommunications Holdings Ltd.                    453,300                 53
   Telstra Corp., Ltd.                                                   1,054,700              3,306
                                                                                        ---------------
                                                                                                3,474
                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
ERG, Ltd.                                                                  765,880                512
                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES
   Sonic Healthcare Ltd.                                                   173,750                666
                                                                                        ---------------
INTERNET SOFTWARE & SERVICES
   Securenet Ltd.                                                          161,550                172
                                                                                        ---------------
MEDIA
   News Corp., Ltd.                                                        665,800              5,048
                                                                                        ---------------
METALS & MINING
   Broken Hill Proprietary Co., Ltd.                                       462,550              4,426
   Normandy Mining Ltd.                                                  1,796,100                772
   Rio Tinto Ltd.                                                          261,400              4,142
                                                                                        ---------------
                                                                                                9,340
                                                                                        ---------------
PHARMACEUTICALS
   CSL Ltd.                                                                 84,550              1,478
                                                                                        ---------------
REAL ESTATE
   Lend Lease Corp., Ltd.                                                  140,950                864
                                                                                        ---------------
TRANSPORTATION INFRASTRUCTURE
   Lang Corp., Ltd.                                                         72,150                370
                                                                                        ---------------
                                                                                               32,327
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
CHINA/HONG KONG (14.3%)
AIRLINES
   Cathay Pacific Airways                                                  909,000              1,323
                                                                                        ---------------
BANKS
   Bank of East Asia                                                       145,000                326
   Dao Heng Bank Group Ltd.                                                176,000                812
   Hang Seng Bank Ltd.                                                     233,300              2,707
                                                                                        ---------------
                                                                                                3,845
                                                                                        ---------------
COMPUTERS & PERIPHERALS
   Legend Holdings Ltd.                                                  2,522,000              1,714
                                                                                        ---------------

DISTRIBUTORS
   Li & Fung Ltd.                                                        1,774,000              2,763
                                                                                        ---------------
DIVERSIFIED FINANCIALS
   Hutchison Whampoa Ltd.                                                1,348,950             14,094
   Swire Pacific Ltd. 'A'                                                  619,600              3,837
                                                                                        ---------------
                                                                                               17,931
                                                                                        ---------------
ELECTRIC UTILITIES
   CLP Holdings Ltd.                                                       177,000                937
                                                                                        ---------------
ELECTRICAL EQUIPMENT
   Johnson Electric Holding Ltd.                                           779,000              1,238
                                                                                        ---------------
GAS UTILITIES
   Hong Kong & China Gas Co., Ltd.                                       1,634,500              2,221
                                                                                        ---------------
INDUSTRIAL CONGLOMERATES
   China Merchants Holdings International Co., Ltd.                      1,302,000                910
   Citic Pacific Ltd.                                                      761,000              2,200
                                                                                        ---------------
                                                                                                3,110
                                                                                        ---------------
INTERNET SOFTWARE & SERVICES
   Timeless Software Ltd.                                                1,068,000                 82
                                                                                        ---------------
MEDIA
   Asia Satellite Telecom Holdings Ltd.                                    507,000                907
   Television Broadcasts Ltd.                                              320,000              1,747
                                                                                        ---------------
                                                                                                2,654
                                                                                        ---------------
METALS & MINING
   Yanzhou Coal Mining Co., Ltd.                                           920,000                351
                                                                                        ---------------
 OIL & GAS
   China Petroleum & Chemical Corp.                                      5,406,000                852
   CNOOC Ltd.                                                            2,639,000              2,335
                                                                                        ---------------
                                                                                                3,187
                                                                                        ---------------
REAL ESTATE
   Cheung Kong (Holdings) Ltd.                                             382,000              4,003
   Henderson Land Development Co., Ltd.                                    154,000                784
   Hong Kong Land Holdings Ltd.                                            478,000              1,028
   Sun Hung Kai Properties Ltd.                                            426,000              4,069
   Wharf Holdings                                                          133,000                349
                                                                                        ---------------
                                                                                               10,233
                                                                                        ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   ASM Pacific Technology Ltd.                                              54,000                 91
                                                                                        ---------------
TRANSPORTATION INFRASTRUCTURE
   Cosco Pacific Ltd.                                                    1,472,000                878
                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES
   China Mobile (Hong Kong) Ltd.                                         1,522,000              6,693
   China Unicom Ltd.                                                     2,064,000              2,223
   SmarTone Telecommunications Holdings Ltd.                               160,000                200
                                                                                        ---------------
                                                                                                9,116
                                                                                        ---------------
                                                                                               61,674
                                                                                        ---------------

                                       5


                                                                           SHARES               VALUE
                                                                                                (000)
-------------------------------------------------------------------------------------------------------
INDIA (5.0%)
AUTOMOBILES
   Hero Honda Motors Ltd.                                                  177,680      U.S.$     534
                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES
   Aptech Ltd.                                                             164,800                486
                                                                                        ---------------
COMMUNICATIONS EQUIPMENT
   Sterlite Optical Technologies Ltd.                                      185,150              1,439
                                                                                        ---------------
COMPUTERS & PERIPHERALS
   Digital Equipment (India) Ltd.                                          116,622              1,039
                                                                                        ---------------
DIVERSIFIED FINANCIALS
   Morgan Stanley Growth Fund                                           17,158,100              3,306
                                                                                        ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Mahanagar Telephone Nigam Ltd.                                          337,127                955
   Videsh Sanchar Nigam Ltd.                                               151,430                946
                                                                                        ---------------
                                                                                                1,901
                                                                                        ---------------
ELECTRICAL EQUIPMENT
   Bharat Heavy Electricals                                                197,937                602
   Sterlite Industries (India) Ltd.                                        236,750                514
                                                                                        ---------------
                                                                                                1,116
                                                                                        ---------------
HOUSEHOLD PRODUCTS
   Colgate-Palmolive (India)                                                59,000                195
                                                                                        ---------------
IT CONSULTING & SERVICES
   HCL Technologies Ltd.                                                   145,170              1,146
   Infosys Technologies Ltd.                                                47,850              4,182
   NIIT Ltd.                                                                53,200                816
   Ramco Systems Ltd.                                                       23,400                170
   SSI Ltd.                                                                 67,100              1,077
   SSI Ltd., GDR                                                           105,000                163
                                                                                        ---------------
                                                                                                7,554
                                                                                        ---------------
MACHINERY
   Escorts, Ltd.                                                           180,000                308
                                                                                        ---------------
METALS & MINING
   Tata Iron & Steel Co., Ltd.                                               1,910                  5
                                                                                        ---------------
OIL & GAS
   Bharat Petroleum Corp., Ltd. - New                                       78,300                320
   Hindustan Petroleum Corp., Ltd.                                          80,000                275
                                                                                        ---------------
                                                                                                  595
                                                                                        ---------------
PHARMACEUTICALS
   Cipla Ltd.                                                                6,935                148
   Dr. Reddy's Laboratories Ltd.                                            32,992                881
                                                                                        ---------------
                                                                                                1,029
                                                                                        ---------------
SOFTWARE
   Mastek Ltd.                                                               3,600                  9
   PSI Data Systems Ltd.                                                    31,785                 92
   Wipro Ltd.                                                               37,000              1,057
                                                                                        ---------------
                                                                                                1,158
                                                                                        ---------------
TOBACCO
   ITC, Ltd.                                                                67,900              1,184
                                                                                        ---------------
                                                                                               21,849
                                                                                        ---------------

JAPAN (50.4%)
AUTO COMPONENTS
   Nifco, Inc.                                                             240,000              2,210
                                                                                        ---------------
AUTOMOBILES
   Nissan Motor Co., Ltd.                                                  775,000              4,851
   Suzuki Motor Corp.                                                      395,000              4,323
   Toyota Motor Corp.                                                      139,000              4,791
                                                                                        ---------------
                                                                                               13,965
                                                                                        ---------------
BANKS
   Mitsubishi Tokyo Financial Group, Inc.                                       85                756
                                                                                        ---------------
BUILDING PRODUCTS
   Sanwa Shutter Corp., Ltd.                                               332,000                642
                                                                                        ---------------
CHEMICALS
   Daicel Chemical Industries Ltd.                                         885,000              2,525
   Denki Kagaku Kogyo Kabushiki Kaisha                                     600,000              1,821
   Kaneka Corp.                                                            599,000              4,713
   Lintec Corp.                                                            250,000              2,056
   Mitsubishi Chemical Corp.                                               920,000              2,479
   Shin-Etsu Polymer Co., Ltd.                                             468,000              2,188
                                                                                        ---------------
                                                                                               15,782
                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES
   Dai Nippon Printing Co., Ltd.                                           328,000              3,899
   Nissha Printing Co., Ltd.                                                70,000                319
                                                                                        ---------------
                                                                                                4,218
                                                                                        ---------------
 COMPUTERS & PERIPHERALS
   Fujitsu Ltd.                                                            509,000              6,735
   Mitsumi Electric Co., Ltd.                                              256,000              4,311
   NEC Corp.                                                               458,000              7,251
   Toshiba Corp.                                                         1,116,000              6,473
                                                                                        ---------------
                                                                                               24,770
                                                                                        ---------------
 CONSTRUCTION & ENGINEERING
   Kurita Water Industries Ltd.                                            365,000              4,289
                                                                                        ---------------
 DISTRIBUTORS
   Nissei Sangyo Co., Ltd.                                                 105,000              1,321
                                                                                        ---------------
 DIVERSIFIED FINANCIALS
   Hitachi Credit Corp.                                                    247,900              5,048
                                                                                        ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES
   Nippon Telephone & Telegraph Corp.                                          955              6,054
                                                                                        ---------------
 ELECTRIC UTILITIES
   Tokyo Electric Power Co., Inc.                                          123,000              2,719
                                                                                        ---------------
  ELECTRICAL EQUIPMENT
   Furakawa Electric Co., Ltd.                                             228,000              2,349
   Kyudenko Co.                                                            290,000                804
                                                                                        ---------------
                                                                                                3,153
                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hitachi Ltd.                                                            795,000              6,759
   Kyocera Corp.                                                            72,500              6,543
   Ryosan Co., Ltd.                                                        153,000              2,323
   TDK Corp.                                                                90,000              5,884
                                                                                        ---------------
                                                                                               21,509
                                                                                        ---------------
FOOD & DRUG RETAILING
   FamilyMart Co., Ltd.                                                    142,200              2,184
                                                                                        ---------------

                                       6


                                                                           SHARES               VALUE
                                                                                                (000)
-------------------------------------------------------------------------------------------------------
JAPAN(CONTINUED)
FOOD PRODUCTS
   House Foods Corp.                                                       117,000      U.S.$   1,272
   Nippon Meat Packers, Inc.                                               198,000              2,167
                                                                                        ---------------
                                                                                                3,439
                                                                                        ---------------
HOUSEHOLD DURABLES
   Aiwa Co., Ltd.                                                           78,800                674
   Casio Computer Co., Ltd.                                                467,000              2,993
   Matsushita Electric Industrial Co., Ltd.                                387,000              6,946
   Rinnai Corp.                                                            120,700              1,975
   Sangetsu Co., Ltd.                                                       27,000                327
   Sekisui Chemical Co., Ltd.                                              493,000              1,391
   Sekisui House Ltd.                                                      405,000              3,238
   Sony Corp.                                                              113,000              7,969
                                                                                        ---------------
                                                                                               25,513
                                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS
   Fuji Photo Film Co., Ltd.                                               162,000              5,956
   Nintendo Co., Ltd.                                                       47,900              7,785
   Yamaha Corp.                                                            307,000              3,206
                                                                                        ---------------
                                                                                               16,947
                                                                                        ---------------
MACHINERY
   Amada Co., Ltd.                                                         602,000              3,292
   Daifuku Co., Ltd.                                                       643,000              3,388
   Daikin Industries Ltd.                                                  293,000              4,667
   Fuji Machine Manufacturing Co., Ltd.                                    192,000              4,838
   Fujitec Co., Ltd.                                                       190,000                790
   Minebea Co., Ltd.                                                       500,000              3,530
   Mitsubishi Heavy Industries Ltd.                                        985,000              3,598
   Tsubakimoto Chain Co.                                                   582,000              1,407
                                                                                        ---------------
                                                                                               25,510
                                                                                        ---------------
MARINE
   Mitsubishi Logistics Corp.                                              150,000              1,155
                                                                                        ---------------
OFFICE ELECTRONICS
   Canon, Inc.                                                             174,000              6,274
   Ricoh Co., Ltd.                                                         366,000              6,583
                                                                                        ---------------
                                                                                               12,857
                                                                                        ---------------
 PHARMACEUTICALS
   Ono Pharmaceutical Co., Ltd.                                            133,000              4,690
   Sankyo Co., Ltd.                                                        220,000              4,280
   Yamanouchi Pharmaceutical Co., Ltd.                                     167,000              5,716
                                                                                        ---------------
                                                                                               14,686
                                                                                        ---------------
 REAL ESTATE
   Mitsubishi Estate Co., Ltd.                                             367,000              3,373
                                                                                        ---------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Rohm Co., Ltd.                                                           30,000              4,992
                                                                                        ---------------
 TRADING COMPANIES & DISTRIBUTORS
   Nagase & Co., Ltd.                                                      197,000                835
                                                                                        ---------------
                                                                                              217,927
                                                                                        ---------------

MALAYSIA (1.6%)
BANKS
   Malayan Banking Bhd                                                     677,000              2,245
                                                                                        ---------------
 DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekom Malaysia Bhd                                                    556,000              1,712
                                                                                        ---------------
 ELECTRIC UTILITIES
   Tenaga Nasional Bhd                                                     382,000              1,186
                                                                                        ---------------
 TOBACCO
   British American Tobacco (Malaysia) Bhd                                 190,000              1,763
                                                                                        ---------------
                                                                                                6,906
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
 SINGAPORE (6.6%)
 AEROSPACE & DEFENSE
   SIA Engineering Co., Ltd.                                               570,000                373
   Singapore Technologies Engineering Ltd.                                 476,000                696
                                                                                        ---------------
                                                                                                1,069
                                                                                        ---------------
 AIRLINES
   Singapore Airlines Ltd.                                                 440,000              3,316
                                                                                        ---------------
 BANKS
   DBS Group Holdings Ltd.                                                 586,979              5,302
   Oversea-Chinese Banking Corp., Ltd.                                     625,700              4,057
   Overseas Union Bank Ltd.                                                303,210              1,058
   United Overseas Bank Ltd.                                               469,000              3,301
                                                                                        ---------------
                                                                                               13,718
                                                                                        ---------------
 DIVERSIFIED FINANCIALS
   Keppel Corp., Ltd.                                                      401,000                689
                                                                                        ---------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS
   Omni Industries Ltd.                                                    703,000              1,025
   Venture Manufacturing (Singapore) Ltd.                                  394,000              2,773
                                                                                        ---------------
                                                                                                3,798
                                                                                        ---------------
 INSURANCE
   Pacific Century Region Developments Ltd.                                484,000                142
                                                                                        ---------------
 MARINE
   Neptune Orient Lines Ltd.                                               585,000                418
   Sembcorp Logistics Ltd.                                                 383,200              1,550
                                                                                        ---------------
                                                                                                1,968
                                                                                        ---------------
 MEDIA
   Singapore Press Holdings Ltd.                                           156,600              1,718
                                                                                        ---------------
REAL ESTATE
   Capitaland, Ltd.                                                        682,000                775
   City Developments Ltd.                                                  252,000                824
                                                                                        ---------------
                                                                                                1,599
                                                                                        ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Chartered Semiconductor Manufacturing Ltd.                              280,000                677
                                                                                        ---------------
                                                                                               28,694
                                                                                        ---------------

                                       7


                                                                           SHARES               VALUE
                                                                                                (000)
-------------------------------------------------------------------------------------------------------
SOUTH KOREA (8.2%)
AUTOMOBILES
   Hyundai Motor Co., Ltd.                                                 129,230      U.S.$   1,670
                                                                                        ---------------
BANKS
   H&CB                                                                    106,162              1,691
   Kookmin Bank                                                            196,831              2,011
   Shinhan Bank                                                            301,160              2,410
                                                                                        ---------------
                                                                                                6,112
                                                                                        ---------------
DIVERSIFIED FINANCIALS
   Samsung Securities Co.,  Ltd.                                            31,480                709
                                                                                        ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Korea Telecom Corp.                                                       2,570                110
   Korea Telecom Corp. ADR                                                 111,300              2,584
                                                                                        ---------------
                                                                                                2,694
                                                                                        ---------------
ELECTRIC UTILITIES
   Korea Electric Power Corp.                                               41,390                628
   Korea Electric Power Corp. ADR                                          127,500              1,037
                                                                                        ---------------
                                                                                                1,665
                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Humax Co., Ltd.                                                          77,130                985
   Samsung Electro Mechanics Co., Ltd.                                      18,881                565
                                                                                        ---------------
                                                                                                1,550
                                                                                        ---------------
FOOD PRODUCTS
   Tongyang Confectionery Corp.                                             25,900                327
                                                                                        ---------------
INTERNET & CATALOG RETAIL
   LG Home Shopping, Inc.                                                    1,365                 38
                                                                                        ---------------
MEDIA
   Cheil Communications, Inc.                                               12,910                798
                                                                                        ---------------
METALS & MINING
   Pohang Iron & Steel Co., Ltd.                                            10,760                728
   Pohang Iron & Steel Co., Ltd. ADR                                        55,100                989
                                                                                        ---------------
                                                                                                1,717
                                                                                        ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co., Ltd.                                            81,057             12,667
                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES
   Korea Telecom Freetel                                                    15,390                451
   SK Telecom Co., Ltd.                                                     15,260              2,098
   SK Telecom Co., Ltd. ADR                                                195,200              2,963
                                                                                        ---------------
                                                                                                5,512
                                                                                        ---------------
                                                                                               35,459
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
TAIWAN (8.7%)
BANKS
   Bank Sinopac                                                            850,000                428
   Chinatrust Commercial Bank                                            1,651,480              1,314
   Taipei Bank                                                             873,000                532
   Taishin International Bank                                            2,262,520              1,193
                                                                                        ---------------
                                                                                                3,467
                                                                                        ---------------
CHEMICALS
   Nan Ya Plastic Corp.                                                    252,419                300
                                                                                        ---------------
COMPUTERS & PERIPHERALS
   Advantech Co., Ltd.                                                     180,300                750
   Ambit Microsystems Corp.                                                116,378                656
   Asustek Computer, Inc.                                                  180,040                933
   Compal Electronics, Inc.                                                796,763              1,385
   Quanta Computer, Inc.                                                   572,000              2,058
                                                                                        ---------------
                                                                                                5,782
                                                                                        ---------------
ELECTRICAL EQUIPMENT
   Delta Electronics, Inc.                                                 588,250              2,063
                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hon Hai Precision Industry Co., Ltd.                                    582,860              3,572
   Yageo Corp.                                                             219,000                337
                                                                                        ---------------
                                                                                                3,909
                                                                                        ---------------
FOOD & DRUG RETAILING
   President Chain Store Corp.                                             370,632              1,051
                                                                                        ---------------
FOOD PRODUCTS
   Uni-President Enterprises Co.                                         1,882,000              1,090
                                                                                        ---------------
INSURANCE
   Cathay Life Insurance Co., Ltd.                                         409,000                692
   Fubon Insurance Co.                                                     230,000                211
                                                                                        ---------------
                                                                                                  903
                                                                                        ---------------
METALS & MINING
   China Steel Corp.                                                     1,081,000                643
                                                                                        ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   ASE Test Ltd.                                                            48,300                589
   Elan Microelectronics Corp.                                             239,000                656
   Macronix International Co., Ltd.                                        229,760                364
   ProMos Technologies, Inc.                                               623,568                722
   Siliconware Precision Industries Co.                                  1,990,640              1,645
   Siliconware Precision Industries Co. ADR                                 80,800                323
   Taiwan Semiconductor Manufacturing Co., Ltd.                          2,734,120              7,377
   United Microelectronics Corp.                                         2,808,400              4,538
   Winbond Electronics Corp.                                               725,560                909
                                                                                        ---------------
                                                                                               17,123
                                                                                        ---------------
TEXTILES & APPAREL
   Far Eastern Textile Ltd.                                              1,073,724                756
   Far Eastern Textile Ltd. GDR                                              6,729                 48
                                                                                        ---------------
                                                                                                  804
                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES
   Taiwan Cellular Corp.                                                   298,000                452
                                                                                        ---------------
                                                                                               37,587
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM (0.1%)
BANKS
   HSBC Holdings plc                                                        38,200                451
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost U.S.$495,725)                                                                        442,874
                                                                                        ---------------

                                       8


                                                                           SHARES               VALUE
                                                                                                (000)
-------------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
-------------------------------------------------------------------------------------------------------
SOUTH KOREA (0.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co., Ltd.
   (Cost U.S.$1,775)                                                        14,990      U.S.$     963
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (24.3%)
-------------------------------------------------------------------------------------------------------
UNITED STATES (24.3%)
REPURCHASE AGREEMENT
(a)Chase Securities, Inc., 4.90%
     dated 03/30/01, due 04/02/01
     (Cost U.S.$105,063)                                        U.S.$      105,063            105,063
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (1.6%)
   Australian Dollar                                            AUD             54                 26
   Hong Kong Dollar                                             HKD            838                108
   Indian Rupee                                                 INR          1,969                 42
   Taiwan Dollar                                                TWD        220,584              6,725
   Thai Baht                                                    THB          3,612                 80
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY                                                                          6,981
   (Cost U.S.$6,986)                                                                    ---------------
-------------------------------------------------------------------------------------------------------

                                                                           AMOUNT               VALUE
                                                                            (000)               (000)
-------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS (128.5%)
   (Cost $609,549)                                                                      U.S.$ 555,881
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
OTHER ASSETS (-28.5%)
   Other Assets                                                 U.S.$      118,667
   Liabilities                                                            (242,099)          (123,415)
                                                                     ---------------    ---------------
-------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
Applicable to 43,071,656 issued and
     outstanding U.S.$ 0.01 par value shares
     (100,000,000 shares authorized)                                                    U.S.$ 432,466
                                                                                        ---------------
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                               U.S.$   10.04
                                                                                        ---------------
                                                                                        ---------------
-------------------------------------------------------------------------------------------------------

 (a) The repurchase agreement is fully collateralized by U.S.
     government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
 ADR - American Depositary Receipt
 GDR - Global Depositary Receipt
-------------------------------------------------------------------------------
MARCH 31, 2001 EXCHANGE RATES:
-------------------------------------------------------------------------------
AUD    Australian Dollar                2.048 = U.S. $1.00
HKD    Hong Kong Dollar                 7.800 = U.S. $1.00
INR    Indian Rupee                    46.710 = U.S. $1.00
TWD    Taiwan Dollar                   32.800 = U.S. $1.00
THB    Thai Baht                       45.015 = U.S. $1.00
-------------------------------------------------------------------------------

                                       9